Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments for Noncancelable Purchase Obligations
Future minimum payments for noncancelable purchase obligations with a remaining term of over one year as of December 31, 2023, are payable as follows:

(in millions)	Purchase Obligations
2024	$37
2025	35
2026	21
2027	9
2028 and thereafter	17
Total	$119